GOF SA3 07/23

SUPPLEMENT DATED JULY 10, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED BELOW

Franklin Custodian Funds

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmart Retirement Income Fund

Franklin LifeSmart 2020 Retirement Target Fund

Franklin LifeSmart 2025 Retirement Target Fund

Franklin LifeSmart 2030 Retirement Target Fund

Franklin LifeSmart 2035 Retirement Target Fund

Franklin LifeSmart 2040 Retirement Target Fund

Franklin LifeSmart 2045 Retirement Target Fund

Franklin LifeSmart 2050 Retirement Target Fund

Franklin LifeSmart 2055 Retirement Target Fund

Franklin LifeSmart 2060 Retirement Target Fund

Franklin Global Trust

Franklin Emerging Market Debt Opportunities Fund

Franklin International Growth Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Low Duration U.S. Government Securities Fund

Franklin Managed Income Fund

Franklin Total Return Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Value Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin U.S. Government Money Fund

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton Global Investment Trust

Templeton Global Balanced Fund

Templeton Income Trust

Templeton Global Total Return Fund

Templeton International Bond Fund

Each Fund’s Statement of Additional Information (SAI) is amended as follows:

I. As it applies to the Fund, all references to “The Bank of New York Mellon” under the heading “Policies and Procedures Regarding the Release of Portfolio Holdings” are replaced with “JPMorgan Chase Bank.”

II. As it applies to the Fund, all references to “The Bank of New York Mellon” under the “Custodian” section under “Management and Other Service” are replaced with “JPMorgan Chase Bank,” and the reference to the address of Bank of New York Mellon’s principal office is replaced with “270 Park Avenue, New York, NY 10017-2070,” the address of JPMorgan Chase Bank.

Please keep this supplement with your SAI for future reference.